FINANCE INCOME AND COST	6 Months Ended
Jun. 30, 2024
FINANCE INCOME AND COST
FINANCE INCOME AND COST	FINANCE INCOME AND COST

	Three months ended June 30,		Six months ended June 30,
In millions	2024	2023	2024	2023
Finance income	$2.5	$1.8	$5.2	$3.1

Finance cost
Interest cost to related parties	-	(58.3)	(21.8)	(107.1)
Interest cost on other interest bearing debt	(42.6)	(39.3)	(89.1)	(74.1)
Exchange rate losses	(0.9)	(1.3)	(12.6)	(1.3)
Other finance cost	(4.2)	(2.2)	(6.5)	(4.7)
	(47.7)	(101.1)	(130.0)	(187.2)

Loss on debt extinguishment	-	-	(14.3)	-
Net finance cost	$(45.2)	$(99.3)	$(139.1)	$(184.1)
By February 16, 2024, all remaining borrowings under the old term loan facility under the Senior Facilities Agreement with a carrying value of $1.86 billion as of December 31, 2023 and the remaining borrowings from the bilateral facility with Standard Chartered and the old revolving credit facility under the Senior Facilities Agreement with a carrying value in the amount of $90 million and $291 million, respectively, as of December 31, 2023 were repaid. As a result of the repayment, the Company recorded a loss on the early extinguishment of debt of $14.3 million for the six months ended June 30, 2024.

Exchange rate losses for the six months ended June 30, 2024 includes approximately $18.0 million of losses related to contract costs incurred in association with our IPO.